BORROWINGS (Short-Term Borrowings) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term credit bank borrowings	$ 72,360,730	$ 90,443,007
Interest rate on short-term bank borrowings	5.40%	6.80%
Bank Facilities [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity of credit line	$ 22,600,000
Debt Guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xinag Xu [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings		$ 27,389,890
Short Term Borrowing Guaranteed By Daqo Group And Related Parties [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings	$ 72,360,730
Short-term borrowing guaranteed by Daqo Group and a third party [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings		$ 11,278,190
Short-term Credit Borrowings [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings		$ 51,774,927